June 13, 2006

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attn: Vanessa Robertson

Re:	Vical Incorporated

Item 4.01 Form 8-K

Filed June 8, 2006

File No. 000-21088

Dear Ms. Robertson:

This letter is being filed by Vical Incorporated (the “Company”) in response to your letter dated June 9, 2006 containing the Staff’s comments with respect to the above-referenced Form 8-K. The numbers of the paragraphs below correspond to the numbers of the comments indicated in your letter.

Response to Staff Comments

Form 8-K filed June 8, 2006

Item 4.01

1.	Please revise the last paragraph of your filing to cover the registrant’s two most recent fiscal years and any subsequent interim period prior to engaging the accountant. Your current disclosure only covers the two most recent fiscal year ends and the interim period between December 31, 2005 and March 31, 2006.

In response to the Staff’s request to revise the Form 8-K filed on June 8, 2006, the Company has filed an amended 8-K to revise the last paragraph of that filing to cover the registrant’s two most recent fiscal years and the subsequent interim period to June 2, 2006.

Other

The Company acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call the undersigned at (858) 646-1111 with any further comments or questions.

Respectfully,

/s/ JILL M. CHURCH

Jill M. Church

Chief Financial Officer